Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2021
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gain or loss on financial assets at FVTOCI
34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gain on redemption of securities	15	(57)	(23)
Gain on transaction of securities	11,000	24,195	32,647

Total	11,015	24,138	32,624